Fair Value Measurements (Narrative) (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets level 1 to Level 2 transfers	$ 0	$ 0
Assets level 2 to Level 1 transfers	0	0
Liabilities level 1 to Level 2 transfers	0	0
Liabilities level 2 to Level 1 transfers	0	0
Change in fair value	1,094,000	5,661,000
Fair value of note payable	2,200,000
Secured Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value	$ 3,900,000
Secured Debt [Member] | Measurement Input, Discount Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input | item	0.165
Secured Debt [Member] | Measurement Input, Discount Rate [Member] | Result of a Decrease [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input | item	0.08
Secured Debt [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input | item	0.025
Secured Debt [Member] | Measurement Input, Entity Credit Risk [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input | item	0.08
Secured Debt [Member] | Measurement Input, Litigation Inherent Risk [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input | item	0.06
Secured Debt [Member] | Measurement Input, Expected Term [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk free term	2 years
Minimum [Member] | Secured Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent obligation	$ 0
Contingent obligation, probability	5.00%
Maximum [Member] | Secured Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent obligation	$ 58,800,000
Contingent obligation, probability	25.00%
Probability-Eeighted Income Approach [Member] | Unsecured Note [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of note payable	$ 26,700,000	$ 25,600,000